Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of defined benefit plans [line items]
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income		$ 2,087	$ 2,299	$ 2,042	$ 4,386	$ 4,161
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		59		67	118	134
Net interest (income) expense on net defined benefit (asset) liability		(7)		2	(14)	4
(Gain) on settlement		0		0	(1)	0
Administrative expenses		1		1	2	2
Benefits expense		53		70	105	140
Government pension plans expense	[1]	75		63	140	118
Defined contribution expense		36		34	101	93
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income		164		167	346	351
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		2		2	4	4
Net interest (income) expense on net defined benefit (asset) liability		9		7	18	15
(Gain) on settlement		0		0	0	0
Administrative expenses		0		0	0
Benefits expense		11		9	22	19
Government pension plans expense	[1]	0		0	0	0
Defined contribution expense		0		0	0	0
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income		$ 11		$ 9	$ 22	$ 19

[1]	(1) Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.